Borrowings and debt - Schedule of borrowings and debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Short-term, borrowings	$ 1,547,845	$ 331,585
Short-term, debt	34,213	49,350
Short-term, lease liabilities	996	1,244
Long-term, borrowings	329,390	475,852
Long-term debt	1,392,730	1,109,484
Long-term, lease liabilities	16,737	17,555
Total	3,321,911	1,985,070
Principal
Statement [Line Items]
Short-term, borrowings	1,547,845	331,585
Short-term, debt	34,213	49,350
Short-term, lease liabilities	996	1,244
Long-term, borrowings	329,888	477,010
Long-term debt	1,398,223	1,116,033
Long-term, lease liabilities	16,737	17,555
Total	3,327,902	1,992,777
Prepaid commissions
Statement [Line Items]
Short-term, borrowings	0	0
Short-term, debt	0	0
Short-term, lease liabilities	0	0
Long-term, borrowings	(498)	(1,158)
Long-term debt	(5,493)	(6,549)
Long-term, lease liabilities	0	0
Total	$ (5,991)	$ (7,707)